UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: July 31, 2026

Date of reporting period: January 31, 2026

Item 1.	Reports to Stockholders.

(a)             A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors' Inner Circle Fund III

KBI Global Investors Aquarius Fund

Institutional Shares - KBIWX

Semi-Annual Shareholder Report: January 31, 2026

This semi-annual shareholder report contains important information about Institutional Shares of the KBI Global Investors Aquarius Fund (the "Fund") for the period from August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.kbigiusmutualfunds.com. You can also request this information by contacting us at 833-658-4739.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KBI Global Investors Aquarius Fund, Institutional Shares	$52	1.00%

Key Fund Statistics as of January 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$62,077,599	50	$125,710	17%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Table Summary
Value	Value
Other Countries	0.3%
China	0.4%
Canada	0.6%
Germany	0.7%
Austria	1.5%
Switzerland	1.6%
Brazil	2.2%
South Korea	2.6%
Japan	4.6%
Netherlands	5.5%
France	6.9%
United Kingdom	12.3%
United States	57.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Veolia Environnement	6.9%
IDEX	4.9%
Xylem	4.6%
H2O America	4.1%
Kurita Water Industries	4.1%
Pennon Group	3.4%
United Utilities Group	3.2%
Aalberts	3.0%
Ecolab	2.9%
Pentair	2.9%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  833-658-4739

  https://www.kbigiusmutualfunds.com

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 833-658-4739 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

KBIWX-SAR-2026

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

(a)	The Schedules of Investments are included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements and Financial Highlights are filed herein.

The Advisors’ Inner Circle Fund III

KBI Global Investors Aquarius Fund

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION

JANUARY 31, 2026

Investment Adviser:

KBI Global Investors (North America) Ltd.

THE ADVISORS’ INNER CIRCLE FUND III	KBI GLOBAL INVESTORS
AQUARIUS FUND
JANUARY 31, 2026
(UNAUDITED)

TABLE OF CONTENTS

Financial Statements (Form N-CSRS Item 7)
Schedule of Investments	1
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	9
Other Information (Form N-CSRS Items 8-11)	23

THE ADVISORS’ INNER CIRCLE FUND III	KBI GLOBAL INVESTORS
AQUARIUS FUND
JANUARY 31, 2026 (UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 97.0%

	Shares	Value
Austria — 1.5%
Industrials — 1.5%
ANDRITZ	10,885	$941,821

Brazil — 2.2%
Utilities — 2.2%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR	51,816	1,391,777

Canada — 0.6%
Industrials — 0.6%
Stantec	3,735	370,140

China — 0.4%
Utilities — 0.4%
China Water Affairs Group	347,730	240,025

France — 6.9%
Utilities — 6.9%
Veolia Environnement	114,127	4,280,598

Germany — 0.7%
Industrials — 0.7%
Norma Group	26,343	458,534

Japan — 4.6%
Industrials — 4.6%
Kurita Water Industries	50,310	2,516,496
TOTO	10,200	320,575
		2,837,071
Mexico — 0.3%
Materials — 0.3%
Orbia Advance	201,280	213,535

Netherlands — 5.5%
Industrials — 5.5%
Aalberts	48,452	1,860,493

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KBI GLOBAL INVESTORS AQUARIUS FUND JANUARY 31, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
Netherlands — continued
Arcadis	33,876	$1,521,381
		3,381,874

South Korea — 2.6%
Consumer Discretionary — 2.6%
Coway	27,920	1,615,456

Switzerland — 1.6%
Industrials — 1.6%
Georg Fischer	14,623	974,636

United Kingdom — 12.3%
Industrials — 2.0%
Costain Group	78,088	189,131
Weir Group	24,150	1,066,671
		1,255,802

Information Technology — 1.9%
Halma	24,984	1,213,433

Utilities — 8.4%
Pennon Group	282,120	2,114,641
Severn Trent	27,462	1,103,028
United Utilities Group	115,510	1,978,163
		5,195,832
		7,665,067

United States — 57.8%
Industrials — 40.9%
A O Smith	12,310	904,662
Advanced Drainage Systems	7,622	1,158,849
AECOM	6,999	674,914
Core & Main, Cl A *	24,187	1,290,618
Energy Recovery *	42,350	617,887
Ferguson Enterprises	4,491	1,133,798
Fortune Brands Innovations	27,844	1,506,360
Franklin Electric	8,447	841,490
IDEX	15,225	3,022,924
Ingersoll Rand	9,769	841,013
Jacobs Solutions	4,281	579,048
Lindsay	3,058	383,076
Masco	10,394	686,939
Montrose Environmental Group *	8,166	181,938

 The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KBI GLOBAL INVESTORS AQUARIUS FUND JANUARY 31, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
United States — continued
Mueller Water Products, Cl A	21,681	$586,905
Pentair	16,811	1,771,375
SiteOne Landscape Supply *	5,330	765,068
SPX Technologies *	1,948	405,983
Tetra Tech	30,985	1,166,895
Toro	15,608	1,428,132
Valmont Industries	1,850	824,286
Veralto	17,529	1,735,053
Xylem	20,817	2,870,040
		25,377,253
Information Technology — 3.4%
Badger Meter	4,267	625,457
Itron *	9,419	933,234
Roper Technologies	1,412	524,177
		2,082,868
Materials — 4.0%
DuPont de Nemours	15,187	667,013
Ecolab	6,445	1,817,426
		2,484,439
Utilities — 9.5%
American Water Works	12,525	1,617,353
Essential Utilities	44,593	1,729,762
H2O America	49,488	2,575,356
		5,922,471
		35,867,031
TOTAL COMMON STOCK
(Cost $45,905,232)		60,237,565
TOTAL INVESTMENTS — 97.0%
(Cost $45,905,232)		$60,237,565

Percentages are based on Net Assets of $62,077,599.

*	Non-income producing security.

ADR – American Depositary Receipt

Cl — Class

 The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KBI GLOBAL INVESTORS AQUARIUS FUND JANUARY 31, 2026 (UNAUDITED)

The following is a summary of the level of inputs used as of January 31, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Austria	$—	$941,821	$—	$941,821
Brazil	1,391,777	—	—	1,391,777
Canada	370,140	—	—	370,140
China	—	240,025	—	240,025
France	—	4,280,598	—	4,280,598
Germany	—	458,534	—	458,534
Japan	—	2,837,071	—	2,837,071
Mexico	213,535	—	—	213,535
Netherlands	—	3,381,874	—	3,381,874
South Korea	—	1,615,456	—	1,615,456
Switzerland	—	974,636	—	974,636
United Kingdom	—	7,665,067	—	7,665,067
United States	35,867,031	—	—	35,867,031

Total Common Stock	37,842,483	22,395,082	—	60,237,565
Total Investments in Securities	$37,842,483	$22,395,082	$—	$60,237,565

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

 The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KBI GLOBAL INVESTORS AQUARIUS FUND JANUARY 31, 2026 (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments, at Value (Cost $45,905,232)	$60,237,565
Foreign Currency, at Value (Cost $3,832)	3,842
Cash	1,319,621
Receivable for Capital Shares Sold	534,613
Reclaim Receivable	146,289
Dividends and Interest Receivable	96,800
Prepaid Expenses	9,886
Total Assets	62,348,616

Liabilities:
Payable for Investment Securities Purchased	165,943
Professional Fees Payable	32,875
Payable Due to Adviser	23,820
Payable Due to Administrator	8,493
Chief Compliance Officer Fees Payable	5,282
Trustees Fees Payable	1,167
Payable for Capital Shares Redeemed	1,131
Other Accrued Expenses	32,306
Total Liabilities	271,017
Net Assets	$62,077,599
Commitments and Contingencies†
Net Assets Consist of:
Paid-in Capital	$47,910,990
Distributable Earnings	14,166,609
Net Assets	$62,077,599
Net Asset Value, Offering and Redemption Price Per Share:*
Institutional Shares ($62,077,599 ÷ 5,297,823 shares)
(unlimited authorization — no par value)	$11.72

*	Redemption price may vary depending on length of time that shares are held.
†	See Note 4 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements

THE ADVISORS’ INNER CIRCLE FUND III	KBI GLOBAL INVESTORS AQUARIUS FUND FOR THE SIX MONTHS ENDED JANUARY 31, 2026 (Unaudited)

STATEMENT OF OPERATIONS

Investment Income:
Dividend Income	$397,480
Interest Income	24,080
Less: Foreign Taxes Withheld	(11,079)
Total Investment Income	410,481
Expenses:
Investment Advisory Fees	245,120
Administration Fees	50,411
Trustees' Fees	9,331
Chief Compliance Officer Fees	4,057
Professional Fees	36,217
Registration Fees	13,268
Transfer Agent Fees	13,256
Printing Fees	12,906
Custodian Fees	7,463
Other Expenses	15,749
Total Expenses	407,778
Less:
Waiver of Investment Advisory Fees	(119,410)
Net Expenses	288,368
Net Investment Income	122,113
Net Realized Gain (Loss) on:
Investments	1,600,590
Foreign Currency Transactions	(2,658)
Net Realized Gain (Loss)	1,597,932
Net Change in Unrealized Appreciation (Depreciation) on:
Investments (Net of Change in Deferred Capital Gains Tax of $33)	2,767,772
Foreign Currency Translation	8,584
Net Change In Unrealized Appreciation (Depreciation)	2,776,356
Net Realized and Unrealized Gain	4,374,288
Net Increase in Net Assets Resulting from Operations	$4,496,401

The accompanying notes are an integral part of the financial statements

THE ADVISORS’ INNER CIRCLE FUND III	KBI GLOBAL INVESTORS AQUARIUS FUND JANUARY 31, 2026

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2026 (Unaudited)	Year Ended July 31, 2025
Operations:
Net Investment Income	$122,113	$680,916
Net Realized Gain	1,597,932	4,544,691
Net Change in Unrealized Appreciation (Depreciation)	2,776,356	(1,817,725)
Net Increase in Net Assets Resulting from Operations	4,496,401	3,407,882

Distributions:
Institutional Shares	(4,841,008)	(9,191,780)
Total Distributions	(4,841,008)	(9,191,780)

Capital Share Transactions:
Institutional Shares
Issued	4,372,033	3,161,876
Reinvestment of Distributions	4,380,117	8,551,148
Redeemed	(1,076,320)	(11,043,122)
Net Institutional Shares Share Transactions	7,675,830	669,902
Net Increase in Net Assets from Share Transactions	7,675,830	669,902
Total Increase (Decrease) in Net Assets	7,331,223	(5,113,996)

Net Assets:
Beginning of Period/Year	54,746,376	59,860,372
End of Period/Year	$62,077,599	$54,746,376

Share Transactions:
Institutional Shares
Issued	367,583	275,247
Reinvestment of Distributions	393,171	802,038
Redeemed	(95,020)	(990,058)
Total Institutional Shares Transactions	665,734	87,227
Net Increase in Shares Outstanding From Share Transactions	665,734	87,227

The accompanying notes are an integral part of the financial statements

THE ADVISORS’ INNER CIRCLE FUND III	KBI GLOBAL INVESTORS AQUARIUS FUND JANUARY 31, 2026

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios
For a Share Outstanding
Throughout Each Year/Period

Institutional Shares	Six Months Ended January 31, 2026 (Unaudited)		Year Ended July 31, 2025	Year Ended July 31, 2024	Year Ended July 31, 2023	Year Ended July 31, 2022	Year Ended July 31, 2021
Net Asset Value, Beginning of Year/Period	$11.82		$13.17	$12.01	$11.53	$14.20	$10.55
Income (Loss) from Operations:
Net Investment Income(1)	0.03		0.15	0.16	0.15	0.07	0.30
Net Realized and Unrealized Gain (Loss)	0.85		0.53	1.65	1.15	(1.12)	4.59
Total from Operations	0.88		0.68	1.81	1.30	(1.05)	4.89
Dividends and Distributions:
Net Investment Income	(0.13)		(0.14)	(0.16)	(0.07)	(0.69)	(0.09)
Net Realized Gain	(0.85)		(1.89)	(0.49)	(0.75)	(0.93)	(1.15)
Total Dividends and Distributions	(0.98)		(2.03)	(0.65)	(0.82)	(1.62)	(1.24)
Net Asset Value, End of Year/Period	$11.72		$11.82	$13.17	$12.01	$11.53	$14.20
Total Return†	7.95%		7.01%	15.67%	12.16%	(8.61)%	46.86%
Ratios and Supplemental Data
Net Assets, End of Year/ Period (Thousands)	$62,078		$54,746	$59,860	$77,584	$53,034	$182,566
Ratio of Expenses to Average Net Assets	1.00	%**	1.00%	1.00%	1.01%#	1.10%	1.10%
Ratio of Expenses to Average Net Assets (Excluding Waivers)	1.41	%**	1.39%	1.37%	1.35%	1.36%	1.13%
Ratio of Net Investment Income to Average Net Assets	0.42	%**	1.23%	1.35%	1.35%	0.56%	2.37%
Portfolio Turnover Rate	17	%***	52%	41%	39%	45%	36%

**	Annualized
***	Not Annualized
#	Expense ratio reflects a "blended" rate where the Institutional Shares previously operated at a higher rate prior to the updated investment advisory agreement (see Note 5). After the updated investment advisory agreement was in effect, the Institutional Shares operated at its current annualized rate of 1.00%.
†	Total Return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Calculated using average shares.

The accompanying notes are an integral part of the financial statements

THE ADVISORS’ INNER CIRCLE FUND III	KBI GLOBAL INVESTORS
AQUARIUS FUND
JANUARY 31, 2026
(UNAUDITED)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 44 funds. The financial statements herein are those of the KBI Global Investors Aquarius Fund (the “Fund”). The investment objective of the Fund is to seek long-term total return, consisting of capital appreciation and income. The Fund is classified as a non-diversified investment company. KBI Global Investors (North America) Ltd. serves as the Fund’s investment adviser (the “Adviser”). The Fund currently offers Institutional Shares. Investor Shares of the Fund are currently not offered. The Fund commenced operations on October 12, 2018. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Fund. The Fund is an investment company and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

THE ADVISORS’ INNER CIRCLE FUND III	KBI GLOBAL INVESTORS
AQUARIUS FUND
JANUARY 31, 2026
(UNAUDITED)

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the "Fair Value Procedures") established by the Adviser and approved by the Trust's Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value.

A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called.

The Fund uses Intercontinental Exchange Data Pricing & Reference Data, LLC (“ICE”) as a third party fair valuation vendor and applies fair valuation of its foreign securities on a daily basis. ICE provides a fair value for foreign securities in the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by ICE in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by ICE. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by ICE are not reliable, the Adviser contacts SEI Investments Global Fund Services (the “Administrator”) and may request that a meeting of the Committee be held. Such securities are classified as Level 2 in the fair value hierarchy.

THE ADVISORS’ INNER CIRCLE FUND III	KBI GLOBAL INVESTORS
AQUARIUS FUND
JANUARY 31, 2026
(UNAUDITED)

If a local market in which the Fund owns securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by ICE using the predetermined confidence interval discussed above.

In accordance with U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

THE ADVISORS’ INNER CIRCLE FUND III	KBI GLOBAL INVESTORS
AQUARIUS FUND
JANUARY 31, 2026
(UNAUDITED)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current year. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 open tax year ends and current tax year, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended January 31, 2026, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended January 31, 2026, the Fund did not incur any interest or penalties.

Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds or their agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statements of Operations, if applicable, once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

Foreign Taxes — The Funds may also be subject to taxes imposed by governments of countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the Funds may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the Funds' books. In many cases, however, the Funds may not receive such amounts for an extended period of time, depending on the country of investment. Upon the Fund's receipt of reclaims, the reclaims are recorded as a reduction to foreign taxes withheld.

THE ADVISORS’ INNER CIRCLE FUND III	KBI GLOBAL INVESTORS
AQUARIUS FUND
JANUARY 31, 2026
(UNAUDITED)

Security Transactions and Investment Income — Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized gain (loss) on investments and net unrealized appreciation (depreciation) on investments on the Statement of Operations. Net realized gain (loss) on foreign currency transactions and net appreciation (depreciation) on translation of other assets and liabilities denominated in foreign currencies represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

Forward Foreign Currency Contracts — The Fund may enter into forward foreign currency contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized gain (loss) or unrealized appreciation (depreciation) during the year is presented on the Statement of Operations. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default. As of January 31, 2026, the fund did not hold any forward foreign currency contracts.

THE ADVISORS’ INNER CIRCLE FUND III	KBI GLOBAL INVESTORS
AQUARIUS FUND
JANUARY 31, 2026
(UNAUDITED)

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income annually. Any net realized capital gains are distributed annually. All distributions are recorded on the ex-dividend date.

Redemption Fees — The Fund retains a redemption fee of 2.00% on redemptions of capital shares held for less than 30 days. For the six months ended January 31, 2026, the Fund did not retain any fees. Fees collected are retained by the Fund for the benefit of the remaining shareholders and are included in capital shares transactions in the Statements of Changes in Net Assets.

Transactions with Affiliates — Certain officers of the Trust are also employees of SEI Investments Global Funds Services, a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

Segment Reporting — The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of this standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management of the Fund’s Adviser acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the Fund’s single investment objective which is executed by the Fund’s portfolio manager. The financial information in the form of the Fund’s schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Funds’ single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “Total Assets” and significant segment expenses are listed on the accompanying Statement of Operations.

THE ADVISORS’ INNER CIRCLE FUND III	KBI GLOBAL INVESTORS
AQUARIUS FUND
JANUARY 31, 2026
(UNAUDITED)

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

3. Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Fund. For these services, the Administrator is paid an asset-based fee, subject to certain minimums, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the six months ended January 31, 2026, the Fund paid $50,411 for these services.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

Atlantic Fund Services, LLC, serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

4. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund at a fee calculated at an annual rate of 0.85% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding 12b-1 Fees, interest, taxes, brokerage commissions, research, and other costs and expenses relating to the securities that are purchased and sold by the Fund, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and non-routine expenses (collectively, “excluded expenses”)) from exceeding 1.00% of the average daily net assets of each of the Fund’s share classes until November 30, 2026 (the “contractual expense limit”). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. As of January 31, 2026, the fees which were previously waived and reimbursed to the Fund by the Adviser which may be subject to possible future reimbursement to the Adviser were $236,486 expiring in 2027, $220,007 expiring in 2028 and $246,363 expiring in 2029. During the six months ending January 31, 2026, the fund did not recoup any previously waived fees.

THE ADVISORS’ INNER CIRCLE FUND III	KBI GLOBAL INVESTORS
AQUARIUS FUND
JANUARY 31, 2026
(UNAUDITED)

5. Investment Transactions:

The cost of security purchases and the proceeds from security sales other than long-term U.S. Government and short-term securities, for the six months ended January 31, 2026, were as follows:

	Purchases	Sales and Maturities
KBI Global Investors Aquarius Fund	$12,342,827	$9,369,301

6. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent..

The tax character of dividends and distributions declared during the fiscal year was as follows:

THE ADVISORS’ INNER CIRCLE FUND III	KBI GLOBAL INVESTORS
AQUARIUS FUND
JANUARY 31, 2026
(UNAUDITED)

		Long-Term
	Ordinary Income	Capital Gain	Total
2025	$1,810,371	$7,381,409	$9,191,780
2024	$1,703,941	$2,191,650	$3,895,591

As of July 31, 2025, the components of Distributable Earnings on a tax basis were as follows:

Undistributed Ordinary Income	$885,737
Undistributed Long-Term Capital Gains	3,041,164
Unrealized Appreciation	10,584,315
Total Net Distributable Earnings	$14,511,216

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Fund at January 31, 2026, were as follows:

	Aggregate Gross	Aggregate Gross
Federal	Unrealized	Unrealized	Net Unrealized
Tax Cost	Appreciation	Depreciation	Appreciation
$45,905,232	$14,828,047	$(495,714)	$14,332,333

7. Concentration of Risks:

As with all management investment companies, a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”) and ability to meet its investment objective.

Equity Market Risk — The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. The Fund’s NAV per share will fluctuate with the market prices of its portfolio securities. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. Markets for securities in which the Fund invests may decline significantly in response to adverse issuer, political, geopolitical (including war and armed conflict), regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Recent examples of events that have led to fluctuations in the equity markets include pandemic risks related to COVID-19 and aggressive measures taken worldwide in response by governments and businesses, elevated inflation levels, problems in the banking sector and wars in Europe and in the Middle East.

THE ADVISORS’ INNER CIRCLE FUND III	KBI GLOBAL INVESTORS
AQUARIUS FUND
JANUARY 31, 2026
(UNAUDITED)

Small and Medium Capitalization Companies Risk — The risk that small and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter or listed on an exchange.

Sector Emphasis Risk — The securities of companies in the same business sector, if comprising a significant portion of the Fund’s portfolio, may in some circumstances react negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such securities comprised a lesser portion of the Fund’s portfolio or the Fund’s portfolio was diversified across a greater number of industry sectors.

Water-Related Resource Sector Risk — The Fund’s investments in the water-related resource sector may underperform relative to the general market, returns on investments in other sectors or fixed-income securities. The water-related resource sector can be significantly affected by climactic, environmental and political events which could impact water consumption and conservation. Furthermore, because the Fund will focus its investments in the water-related resource sector, economic downturns and global and domestic events affecting the water-related resource sector will have a greater impact on the Fund than would be the case if the Fund’s investments were more diversified. These events may include governmental regulation and institutional change, inflation, an increase in the cost of raw materials, an increase in interest rates, technological advances, changes in consumer sentiment and spending and changes in government spending.

Industrials Industry Risk — Stock prices for the types of companies included in the industrials industry are affected by supply and demand both for their specific product or service and for industrial industry products in general. Government regulation, world events and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities, among other factors, will likewise affect the performance of these companies.

THE ADVISORS’ INNER CIRCLE FUND III	KBI GLOBAL INVESTORS
AQUARIUS FUND
JANUARY 31, 2026
(UNAUDITED)

Utilities Industry Risk — Stock prices for companies in the utilities industry are affected by supply and demand, operating costs, governmental regulation, taxes, environmental factors, liabilities for environmental damage and general civil liabilities, and rate caps or rate changes. Utility companies also are vulnerable to natural disasters, terrorist attacks, government intervention or other factors may render a utility company’s equipment unusable or obsolete and negatively impact profitability. Among the risks that may affect utility companies are the following: risks of increases in fuel and other operating costs; the high cost of borrowing to finance capital construction during inflationary periods; restrictions on operations and increased costs and delays associated with compliance with federal and state safety regulations; and the effects of energy conservation and regulatory changes.

Liquidity Risk — Liquidity risk is the risk that, due to certain investments trading in lower volumes or due to market and economic conditions, the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects based on the Fund’s valuation of the investments. Events that may lead to increased redemptions, such as market disruptions, may also negatively impact the liquidity of the Fund’s investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Liquidity issues may also make it difficult to value the Fund’s investments.

Geographic Focus Risk — To the extent that it focuses its investments in a particular country or region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Non-Diversified Risk — The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities. If the securities in which the Fund invests perform poorly, the Fund could incur greater losses than it would have had it invested in a greater number of securities. However, the Fund intends to satisfy the asset diversification requirements for qualification as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended.

Foreign Investment/Emerging Markets Risk — The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions are often higher in foreign countries than in the U.S. Additionally, investments in foreign securities, even those publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. Foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Substantial withholding taxes may apply to distributions from foreign companies. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Foreign governments and foreign economies often are less stable than the U.S. Government and the U.S. economy. The risks associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments.

THE ADVISORS’ INNER CIRCLE FUND III	KBI GLOBAL INVESTORS
AQUARIUS FUND
JANUARY 31, 2026
(UNAUDITED)

Depositary Receipts Risk — Depositary receipts, such as ADRs and GDRs, are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments.

Management Risk — The success of the Fund’s strategy is dependent on the Adviser’s ability and its stock selection process to correctly identify the Fund’s investments. The portfolio securities selected by the Adviser may decline in value or not increase in value when the stock market in general is rising, in which case the Fund could experience losses regardless of the overall performance of the U.S. equity market.

Value Style Risk — Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If the Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations, is wrong, the Fund could suffer losses or produce poor performance relative to other funds.

Growth Style Risk — The Adviser utilizes a “growth style” of investing, meaning that the Fund invests in equity securities of companies that the Adviser believes will have above-average rates of relative earnings growth and which, therefore, may experience above-average increases in stock prices. Over time, a relative growth investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use differing investing styles.

THE ADVISORS’ INNER CIRCLE FUND III	KBI GLOBAL INVESTORS
AQUARIUS FUND
JANUARY 31, 2026
(UNAUDITED)

Currency Risk — As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Large Capitalization Risk — The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes.

Money Market Instruments Risk — The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC (Federal Deposit Insurance Corporation) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to the fund, and there should be no expectation that the sponsor will provide financial support to the fund at any time. Certain money market funds float their net asset value while others seek to preserve the value of investments at a stable net asset value (typically, $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable net asset value per share, is not guaranteed and it is possible for the Fund to lose money by investing in these and other types of money market funds. If the liquidity of a money market fund’s portfolio deteriorates below certain levels, the money market fund may suspend redemptions (i.e., impose a redemption gate) and thereby prevent the Fund from selling its investment in the money market fund or impose a fee of up to 2% on amounts the Fund redeems from the money market fund (i.e., impose a liquidity fee). These measures may result in an investment loss or prohibit the Fund from redeeming shares when the Adviser would otherwise redeem shares. Money market funds and the securities they invest in are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation, performance and/or yield of money market funds.

8. Concentration of Shareholders:

At January 31, 2026, 93% of Institutional Class Shares outstanding were held by three record shareholders owning 10% or greater of the aggregate total shares outstanding. These shareholders are comprised of an omnibus account that was held on behalf of various individual shareholders.

THE ADVISORS’ INNER CIRCLE FUND III	KBI GLOBAL INVESTORS
AQUARIUS FUND
JANUARY 31, 2026
(UNAUDITED)

9. Indemnifications:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

10. Recent Accounting Pronouncement:

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Fund’s financial statements.

11. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KBI GLOBAL INVESTORS
AQUARIUS FUND
JANUARY 31, 2026

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11) (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed within the Statement(s) of Operations of the financial statements (Item 7).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be renewed at least annually after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund III (the “Trust”) or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on September 10–11, 2025 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Fund met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s advisory fee paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Fund’s performance compared with a peer group of mutual funds and the Fund’s benchmark index.

THE ADVISORS’ INNER CIRCLE FUND III	KBI GLOBAL INVESTORS
AQUARIUS FUND
JANUARY 31, 2026

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11) (Unaudited) - continued

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Fund.

THE ADVISORS’ INNER CIRCLE FUND III	KBI GLOBAL INVESTORS
AQUARIUS FUND
JANUARY 31, 2026

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11) (Unaudited) - continued

The Trustees also considered other services provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Fund by the Adviser were sufficient to support renewal of the Agreement.

Investment Performance of the Fund and the Adviser

The Board was provided with regular reports regarding the Fund’s performance over various time periods. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark index and a peer group of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Fund’s performance was satisfactory, or, where the Fund’s performance was materially below its benchmark and/or peer group, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Fund. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Fund were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the advisory fee paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fee to those paid by a peer group of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services rendered by the Adviser.

THE ADVISORS’ INNER CIRCLE FUND III	KBI GLOBAL INVESTORS
AQUARIUS FUND
JANUARY 31, 2026

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11) (Unaudited) - concluded

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Fund were not unreasonable. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to continue its expense limitation and fee waiver arrangement with the Fund.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

KBI Global Investors Aquarius Fund

P.O. Box 588

Portland, ME 04112

1-833-658-4739

Investment Adviser:

KBI Global Investors (North America) Ltd.

3rd Floor, 2 Harbourmaster Place

IFSC

Dublin 1 Ireland

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.

1835 Market Street, Suite 310

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

KBI–SA–001–0700

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16.	Controls and Procedures.

(a)             The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b)             There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.   Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: April 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: April 6, 2026

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: April 6, 2026